TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from customers	$ 750	$ 578
Other receivables	30	60
Prepayments	32	24
Total trade receivables and other	$ 812	$ 662